Share-based Payments Arrangement - IISI's Outstanding Stock Options (Detail) - IISI Plan [Member] - Granted in January 2014 [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	530
Number of options, Options exercised	(261)
Number of options, Options forfeited	(269)
Number of options, Options outstanding at end of the year	0
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 14
Weighted average exercise price, Options exercised	14
Weighted average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	0
Weighted average exercise price, Options exercisable at end of the year	$ 0
Number of options, Weighted average remaining contractual life (years)	0 years